CONVERTIBLE NOTES PAYABLE	12 Months Ended
Dec. 31, 2024
Convertible Notes Payable
CONVERTIBLE NOTES PAYABLE

NOTE 7. CONVERTIBLE NOTES PAYABLE

During the period February 9, 2023 (inception) to December 31, 2023, the Company entered into convertible notes payable with GL Part SPV I, LLC (“GL”), a shareholder of the Company, borrowing an aggregate of $202,383. The balance can be converted into common stock of the Company, with one share issued for each dollar outstanding upon conversion. Interest on convertible notes is 10% per annum. Maturity dates for these promissory notes are less than 1 year. As of December 31, 2024, the balance was converted into common stock.

From January 1, 2024, to February 27, 2024, GL loaned an additional $1,608,000 to XCF. The unsecured loans were interest bearing at 10% per annum and convertible into shares of XCF common stock at a stock price conversion factor of $1 per share. On February 14, 2024, XCF and GL entered into a note purchase agreement to convert $1,210,383 of principal and $9,487 in accrued interest into 1,219,870 shares of XCF common stock. On February 27, 2024, XCF and GL entered into a note purchase agreement to convert the remaining $600,000 of principal and $164 in accrued interest into 600,164 shares of XCF common stock.

On October 15, 2024, XCF and GL entered into a convertible note for $2,000,000. The convertible note bears interest at 10% per annum on the outstanding principal, is unsecured, and is convertible into shares of XCF common stock at a conversion price of $0.40 per share. On October 16, 2024, the convertible note was converted into 5,000,000 shares of XCF common stock. XCF has not received $556,401 of the note proceeds and the balance is classified as subscription receivable in the statements of stockholders’ equity as the convertible note has been converted into XCF common stock.

On November 15, 2024, XCF and GL entered into a convertible note for $1,000,000. The convertible note bears interest at 10% per annum on the outstanding principal, is unsecured, and is convertible into shares of XCF common stock at a conversion price of $0.40 per share. On November 15, 2024, the convertible note was converted into 2,500,000 shares of XCF common stock.

On December 6, 2024, XCF and GL entered into a convertible note for $1,090,000. The convertible note bears interest at 10% per annum on the outstanding principal, is unsecured, and is convertible into shares of XCF common stock at a conversion price of $0.40 per share. On December 6, 2024, the convertible note was converted into 2,725,000 shares of XCF common stock.

On December 31, 2024, XCF and GL entered into a convertible note for $250,000. The convertible note bears interest at 10% per annum on the outstanding principal, is unsecured, and is convertible into shares of XCF common stock at a conversion price of $0.40 per share. On December 31, 2024, the convertible note was converted into 625,000 shares of XCF common stock.

Considering the XCF common stock of 20,450,000 shares outstanding as of December 31, 2023, and combined with the 12,670,034 shares of XCF common stock issued under the conversions, GL owned 33,120,034 shares of XCF, representing a 44.16% ownership interest.

During the year ended December 31, 2024, and period February 9, 2023 (inception) to December 31, 2023, the Company recognized $6,853 and $0 in interest expense, respectively, related to these notes. The interest expense for the year ended December 31, 2024, was converted into common stock of the Company.